Research And Development Incentive Receivables - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables from contracts with customers [abstract]
Research and development incentives receivable	€ 24,530	€ 19,521	€ 15,755